Related party transactions (Details Textual)	1 Months Ended		12 Months Ended
	Feb. 28, 2018 CNY (¥)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Payment of Related party			$ 0	$ 500,000	$ 1,600,000
Receivable with Imputed Interest, Face Amount			10,000,000
Payments for Legal Settlements | ¥	¥ 522,500
Payments to Fund Long-term Loans to Related Parties			$ 3,628,415	0	0
USD [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
RMB [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					924,757
CBG [Member] | Advertising Production [Member]
Related Party Transaction [Line Items]
Payments for Legal Settlements					200,000
JG Fashion [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party					207,461
LU And Co [Member]
Related Party Transaction [Line Items]
Technology Services Costs | ¥		¥ 15,000
Payments for Fees				10,675
Account payable - IS seafood [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			$ 2,656	22,810
Dragon Law [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt				2,785	$ 2,026
URBN Hotels [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			3,949	2,820
Jia He Hotel [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			4,874	2,513
Cachet Hotel [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 619	$ 1,307